Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,212,992.00
Previously Paid Amount	0.00
Total Fee Amount	5,001.01
Total Offset Amount	0.00
Net Fee	5,001.01
Narrative - Max Aggregate Offering Price	$ 36,212,992.00
Final Prospectus	true